                               [NATIONWIDE LOGO]


                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6

                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 2000

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-3232-H (06/00)

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PRESIDENT PICTURE]

                              PRESIDENT'S MESSAGE

         We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Variable Account-6.

         During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

         Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.


                             /s/ Joseph J. Gasper
                             Joseph J. Gasper, President
                                August 16, 2000

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-6. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-240-5054 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 5. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

Notes to Financial Statements, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)


ASSETS:
   Investments at market value:
      Evergreen - VA Equity Index Fund (EvEIx)
         1,240,872 shares (cost $13,753,115) .......................   $ 14,145,938
      Evergreen - VA Foundation Fund (EvFound)
         8,507,319 shares (cost $119,718,092) ......................    131,523,157
      Evergreen - VA Fund (EvFund)
         3,212, 872 shares (cost $50,181,173) ......................     53,237,287
      Evergreen - VA Global Leaders Fund (EvGloLead)
         1,796,586 shares (cost $24,163,470) .......................     26,912,860
      Evergreen - VA Growth and Income Fund (EvGrInc)
         4,456,223 shares (cost $68,399,994) .......................     74,641,739
      Evergreen - VA International Growth Fund (EvIntGr)
         549,054 shares (cost $6,025,051) ..........................      6,643,552
      Evergreen - VA Masters Fund (EvMasters)
         2,362,504 shares (cost $26,015,753) .......................     30,334,549
      Evergreen - VA Omega Fund (EvOmega)
         3,039,977 shares (cost $58,870,860) .......................     68,034,684
      Evergreen - VA Small Cap Value Fund (EvSmCapV)
         658,719 shares (cost $6,516,138) ..........................      7,107,573
      Evergreen - VA Strategic Income Fund (EvStratInc)
         1,785,085 shares (cost $18,549,684) .......................     17,279,623
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         183,490 shares (cost $2,224,102) ..........................      1,842,239
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         143,634 shares (cost $2,834,921) ..........................      3,369,655
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         121,974 shares (cost $2,009,280) ..........................      2,017,454
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         155,519 shares (cost $3,690,094) ..........................      3,901,981
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         152,344 shares (cost $3,049,843) ..........................      3,139,808
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         102,627 shares (cost $1,186,624) ..........................      1,117,613
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         7,462,578 shares (cost $7,462,578) ........................      7,462,578
                                                                       ------------
            Total investments ......................................    452,712,290
      Accounts receivable ..........................................          2,556
                                                                       ------------
            Total assets ...........................................    452,714,846
ACCOUNTS PAYABLE ...................................................         46,632
                                                                       ------------
CONTRACT OWNERS' EQUITY ............................................   $452,668,214
                                                                       ============


                                                                                                          PERIOD
 Contract owners' equity represented by:                    UNITS            UNIT VALUE                   RETURN*
                                                          ----------        -------------               --------------
Contracts in accumulation phase:

Evergreen - VA Equity Index Fund:
   Tax qualified .................................         366,720           $ 11.252712   $   4,126,595              (1)%
   Non-tax qualified .............................         890,420             11.252712      10,019,640              (1)%

Evergreen - VA Foundation Fund:
   Tax qualified .................................       2,618,534             16.798233      43,986,744              (2)%
   Non-tax qualified .............................       5,211,200             16.798233      87,538,952              (2)%

Evergreen - VA Fund:
   Tax qualified .................................         921,194             18.880125      17,392,258              (3)%
   Non-tax qualified .............................       1,898,581             18.880125      35,845,447              (3)%

Evergreen - VA Global Leaders Fund:
   Tax qualified .................................         572,647             14.551993       8,333,155              (6)%
   Non-tax qualified .............................       1,276,811             14.551993      18,580,145              (6)%

Evergreen - VA Growth and Income Fund:
   Tax qualified .................................       1,277,782             18.338383      23,432,456              (3)%
   Non-tax qualified .............................       2,792,508             18.338383      51,210,081              (3)%

Evergreen - VA International Growth Fund:
   Tax qualified .................................         131,964             12.346051       1,629,234              (3)%
   Non-tax qualified .............................         303,483             12.346051       3,746,817              (3)%
   Initial Funding by Depositor (note 1a) ........         100,000             12.675600       1,267,560              (3)%

Evergreen - VA Masters Fund:
   Tax qualified .................................         614,028             13.162823       8,082,342               5%
   Non-tax qualified .............................       1,282,537             13.162823      16,881,808               5%
   Initial Funding by Depositor (note 1a) ........         400,000             13.426880       5,370,752               5%

Evergreen - VA Omega Growth Fund:
   Tax qualified .................................         885,612             21.995622      19,479,587              15%
   Non-tax qualified .............................       2,102,743             21.995622      46,251,140              15%
   Initial Funding by Depositor (note 1a) ........         100,000             23.051400       2,305,140              15%

Evergreen - VA Small Cap Value:
   Tax qualified .................................         156,291             11.236397       1,756,148               6%
   Non-tax qualified .............................         371,233             11.236397       4,171,321               6%
   Initial Funding by Depositor (note 1a) ........         100,000             11.584763       1,158,476               6%

Evergreen - VA Strategic Income Fund:
   Tax qualified .................................         623,366             10.545130       6,573,476              (3)%
   Non-tax qualified .............................       1,015,297             10.545130      10,706,439              (3)%

Fidelity VIP - High Income Portfolio:
   Tax qualified .................................          36,258             11.928247         432,494              (6)%
   Non-tax qualified .............................         118,186             11.928247       1,409,752              (6)%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6

                                                                                                                    PERIOD
                                                            UNITS            UNIT VALUE                             RETURN*
                                                          ----------        -------------                        --------------

Fidelity VIP - Overseas Portfolio:
   Tax qualified .................................          32,748             17.662807         578,422              (6)%
   Non-tax qualified .............................         158,023             17.662807       2,791,130              (6)%

Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified .................................          33,207             16.186296         537,498              (1)%
   Non-tax qualified .............................          91,435             16.186296       1,479,994              (1)%

Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified .................................          31,609             18.221280         575,956              (2)%
   Non-tax qualified .............................         182,538             18.221280       3,326,076              (2)%

Fidelity VIP-III - Growth Opportunities Portfolio:
   Tax qualified .................................          43,821             14.741177         645,973              (4)%
   Non-tax qualified .............................         169,178             14.741177       2,493,883              (4)%

Nationwide SAT - Government Bond Fund:
   Tax qualified .................................           7,610             11.917828          90,695               3%
   Non-tax qualified .............................          86,164             11.917828       1,026,888               3%

Nationwide SAT - Money Market Fund:
   Tax qualified .................................         217,448             11.713724       2,547,126               2%
   Non-tax qualified .............................         417,170             11.713724       4,886,614               2%
                                                           =======             =========       ---------
                                                                                           $ 452,668,214
                                                                                           =============



(b) The period return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                    Total                         EvEIx
                                                      ------------------------------       -----------------
                                                          2000               1999             2000      1999
                                                      -------------      -----------       ----------  -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $   1,612,267          601,014             --      --
  Mortality, expense and administration
     charges (note 2) .............................      (2,735,791)      (1,601,066)         (64,727)   --
                                                      -------------      -----------       ----------  ----
     Net investment activity ......................      (1,123,524)      (1,000,052)         (64,727)   --
                                                      -------------      -----------       ----------  ----
  Proceeds from mutual fund shares sold ...........      15,525,192        7,522,559            8,167    --
  Cost of mutual fund shares sold .................     (13,323,377)      (6,571,249)          (7,176)   --
                                                      -------------      -----------       ----------  ----
     Realized gain (loss) on investments ..........       2,201,815          951,310              991    --
  Change in unrealized gain (loss) on investments .      (9,053,590)      17,495,150          102,619    --
                                                      -------------      -----------       ----------  ----
     Net gain (loss) on investments ...............      (6,851,775)      18,446,460          103,610    --
                                                      -------------      -----------       ----------  ----
  Reinvested capital gains ........................       6,580,558          965,810           23,184    --
                                                      -------------      -----------       ----------  ----
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      (1,394,741)      18,412,218           62,067    --
                                                      -------------      -----------       ----------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     108,937,185       63,088,193        7,510,684    --
  Transfers between funds .........................            --               --          1,744,355    --
  Redemptions .....................................     (14,382,018)      (8,983,186)        (170,481)   --
  Contingent deferred sales charges (note 2) ......        (436,960)        (252,949)          (4,686)   --
  Adjustments to maintain reserves ................       9,962,613        3,999,358        5,004,289    --
                                                      -------------      -----------       ----------  ----
       Net equity transactions ....................     104,080,820       57,851,416       14,084,161    --
                                                      -------------      -----------       ----------  ----
NET CHANGE IN CONTRACT OWNERS' EQUITY .............     102,686,079       76,263,634       14,146,228    --
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     349,982,135      210,468,889             --      --
                                                      -------------      -----------       ----------  ----
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 452,668,214      286,732,523       14,146,228    --
                                                      =============      ===========       ==========  ====

                                                                     EvFound                            EvFund
                                                          ----------------------------       ---------------------------
                                                              2000            1999             2000              1999
                                                          -----------       ----------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................       $      --               --               --             74,937
  Mortality, expense and administration
     charges (note 2) .............................          (847,588)        (549,690)        (369,542)        (278,621)
                                                          -----------       ----------       ----------       ----------
     Net investment activity ......................          (847,588)        (549,690)        (369,542)        (203,684)
                                                          -----------       ----------       ----------       ----------
  Proceeds from mutual fund shares sold ...........           967,670           56,511        2,067,247          882,049
  Cost of mutual fund shares sold .................          (614,805)         (36,569)      (1,386,593)        (591,635)
                                                          -----------       ----------       ----------       ----------
     Realized gain (loss) on investments ..........           352,865           19,942          680,654          290,414
  Change in unrealized gain (loss) on investments .        (2,085,772)       4,201,774       (3,021,790)       4,871,665
                                                          -----------       ----------       ----------       ----------
     Net gain (loss) on investments ...............        (1,732,907)       4,221,716       (2,341,136)       5,162,079
                                                          -----------       ----------       ----------       ----------
  Reinvested capital gains ........................           689,542          198,134          899,121          157,626
                                                          -----------       ----------       ----------       ----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        (1,890,953)       3,870,160       (1,811,557)       5,116,021
                                                          -----------       ----------       ----------       ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        26,683,905       24,758,183        6,934,844        6,910,085
  Transfers between funds .........................        (2,249,829)         238,888       (2,531,240)      (1,272,820)
  Redemptions .....................................        (4,656,243)      (2,826,569)      (2,046,120)      (1,255,170)
  Contingent deferred sales charges (note 2) ......          (138,654)         (78,403)         (64,760)         (34,571)
  Adjustments to maintain reserves ................             2,587              395              392             (943)
                                                          -----------       ----------       ----------       ----------
       Net equity transactions ....................        19,641,766       22,092,494        2,293,116        4,346,581
                                                          -----------       ----------       ----------       ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............        17,750,813       25,962,654          481,559        9,462,602
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       113,774,890       69,203,436       52,756,145       37,934,840
                                                          -----------       ----------       ----------       ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............      $131,525,703       95,166,090       53,237,704       47,397,442
                                                          ===========       ==========       ==========       ==========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                                EvGloLead                       EvGrInc
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $      2,531            --              --             4,505
  Mortality, expense and administration
     charges (note 2) .............................       (161,548)        (69,962)       (506,599)       (404,029)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................       (161,548)        (67,431)       (506,599)       (404,029)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........        330,880         218,247       2,105,252       1,390,664
  Cost of mutual fund shares sold .................       (243,130)       (194,339)     (1,328,692)       (894,381)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........         87,750          23,908         776,560         496,283
  Change in unrealized gain (loss) on investments .     (1,165,951)        973,972      (3,712,409)      5,299,628
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............     (1,078,201)        997,880      (2,935,849)      5,795,911
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................           --              --         1,471,139         303,858
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........     (1,239,749)        930,449      (1,971,309)      5,695,740
                                                      ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................      8,621,235       3,740,552       8,418,533       9,287,720
  Transfers between funds .........................        111,505         208,174      (2,864,924)     (2,350,889)
  Redemptions .....................................       (653,289)       (344,493)     (2,643,016)     (2,055,708)
  Contingent deferred sales charges (note 2) ......        (18,765)        (11,603)        (71,377)        (67,033)
  Adjustments to maintain reserves ................            439              95             792            (502)
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................      8,061,125       3,592,725       2,840,008       4,813,588
                                                      ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............      6,821,376       4,523,174         868,699      10,509,328
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     20,091,928       9,582,173      73,773,849      55,667,892
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 26,913,304      14,105,347      74,642,548      66,177,220
                                                      ============    ============    ============    ============




                                                                  EvIntGr                        EvMasters
                                                        ----------------------------    ----------------------------
                                                            2000            1999            2000            1999
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     $       --              --              --
  Mortality, expense and administration
     charges (note 2) .............................          (26,852)         (5,746)       (129,631)        (23,598)
                                                        ------------    ------------    ------------    ------------
     Net investment activity ......................          (22,347)         (5,746)       (129,631)        (23,598)
                                                        ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........            2,448         131,467            --            83,903
  Cost of mutual fund shares sold .................           (1,662)       (122,072)           --           (85,281)
                                                        ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........              786           9,395            --            (1,378)
  Change in unrealized gain (loss) on investments .         (206,412)         63,974         759,660         969,114
                                                        ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............         (205,626)         73,369         759,660         967,736
                                                        ------------    ------------    ------------    ------------
  Reinvested capital gains ........................          131,046            --           714,645            --
                                                        ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........          (96,927)         67,623       1,344,674         944,138
                                                        ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        2,538,763         801,275       9,509,084       6,022,702
  Transfers between funds .........................          594,268         (72,124)        946,800       1,139,944
  Redemptions .....................................          (50,805)        (13,296)       (359,165)        (25,075)
  Contingent deferred sales charges (note 2) ......           (1,455)           (502)         (9,642)           (895)
  Adjustments to maintain reserves ................               40               6             373       4,000,037
                                                        ------------    ------------    ------------    ------------
       Net equity transactions ....................        3,080,811         715,359      10,087,450      11,136,713
                                                        ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............        2,983,884         782,982      11,432,124      12,080,851
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        3,659,716       1,424,162      18,902,778            --
                                                        ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............     $  6,643,600       2,207,144      30,334,902      12,080,851
                                                        ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)



                                                                EvOmega                         EvSmCapV
                                                      ----------------------------    ----------------------------
                                                          2000            1999            2000            1999
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $       --              --              --              --
  Mortality, expense and administration
     charges (note 2) .............................       (310,167)        (27,373)        (33,111)        (13,838)
                                                      ------------    ------------    ------------    ------------
     Net investment activity ......................       (310,167)        (27,373)        (33,111)        (13,838)
                                                      ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........        181,047         189,882         112,196         172,175
  Cost of mutual fund shares sold .................        (91,054)       (143,576)       (109,110)       (172,666)
                                                      ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........         89,993          46,306           3,086            (491)
  Change in unrealized gain (loss) on investments .      3,508,913         658,664         406,292         372,539
                                                      ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............      3,598,906         704,970         409,378         372,048
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ........................      1,495,830            --              --              --
                                                      ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      4,784,569         677,597         376,267         358,210
                                                      ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................     32,952,426       2,121,586       1,923,502       1,130,307
  Transfers between funds .........................      6,690,755         946,881         (37,790)         88,097
  Redemptions .....................................       (823,941)        (62,540)       (123,260)        (63,506)
  Contingent deferred sales charges (note 2) ......        (22,037)         (2,411)         (5,162)         (2,900)
  Adjustments to maintain reserves ................          1,045              20       4,952,382              15
                                                      ------------    ------------    ------------    ------------
       Net equity transactions ....................     38,798,248       3,003,536       6,709,672       1,152,013
                                                      ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............     43,582,817       3,681,133       7,085,939       1,510,223
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     24,453,052       4,038,610            --         2,281,690
                                                      ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 68,035,869       7,719,743       7,085,939       3,791,913
                                                      ============    ============    ============    ============

                                                                 EvStratInc                      FidVIPHI
                                                        ----------------------------    ----------------------------
                                                            2000            1999            2000            1999
                                                        ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        1,056,328            --           130,479         192,964
  Mortality, expense and administration
     charges (note 2) .............................         (122,565)        (84,422)        (13,385)        (15,335)
                                                        ------------    ------------    ------------    ------------
     Net investment activity ......................          933,763         (84,422)        117,094         177,629
                                                        ------------    ------------    ------------    ------------
  Proceeds from mutual fund shares sold ...........        1,746,549         684,434         107,875         147,462
  Cost of mutual fund shares sold .................       (1,821,114)       (683,347)       (119,920)       (160,340)
                                                        ------------    ------------    ------------    ------------
     Realized gain (loss) on investments ..........          (74,565)          1,087         (12,045)        (12,878)
  Change in unrealized gain (loss) on investments .       (1,424,048)       (121,243)       (213,988)        (19,411)
                                                        ------------    ------------    ------------    ------------
     Net gain (loss) on investments ...............       (1,498,613)       (120,156)       (226,033)        (32,289)
                                                        ------------    ------------    ------------    ------------
  Reinvested capital gains ........................             --              --              --             7,214
                                                        ------------    ------------    ------------    ------------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (564,850)       (204,578)       (108,939)        152,554
                                                        ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        2,012,891       5,564,669          13,037         107,827
  Transfers between funds .........................       (1,287,803)        (85,757)        (17,375)        (52,049)
  Redemptions .....................................         (875,622)       (666,833)        (61,032)        (72,629)
  Contingent deferred sales charges (note 2) ......          (31,280)        (26,280)           (895)         (1,856)
  Adjustments to maintain reserves ................              297               3               8             (14)
                                                        ------------    ------------    ------------    ------------
       Net equity transactions ....................         (181,517)      4,785,802         (66,257)        (18,721)
                                                        ------------    ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............         (746,367)      4,581,224        (175,196)        133,833
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       18,026,279      11,182,622       2,017,440       2,088,861
                                                        ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .............       17,279,912      15,763,846       1,842,244       2,222,694
                                                        ============    ============    ============    ============








                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                               FidVIPOv                      FidVIPAM
                                                      --------------------------    --------------------------
                                                          2000           1999           2000           1999
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    49,734         44,638         72,560         71,275
  Mortality, expense and administration
     charges (note 2) .............................       (24,413)       (20,061)       (15,089)       (15,261)
                                                      -----------    -----------    -----------    -----------
     Net investment activity ......................        25,321         24,577         57,471         56,014
                                                      -----------    -----------    -----------    -----------
  Proceeds from mutual fund shares sold ...........       268,191        291,700        576,646        101,985
  Cost of mutual fund shares sold .................      (196,316)      (258,675)      (539,663)       (90,603)
                                                      -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........        71,875         33,025         36,983         11,382
  Change in unrealized gain (loss) on investments .      (621,061)        75,193       (286,360)       (61,413)
                                                      -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............      (549,186)       108,218       (249,377)       (50,031)
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ........................       313,190         71,996        170,947         90,281
                                                      -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........      (210,675)       204,791        (20,959)        96,264
                                                      -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................        39,262         28,714          8,581         17,281
  Transfers between funds .........................        27,086       (223,105)      (183,836)        55,962
  Redemptions .....................................      (161,109)       (46,891)       (91,684)       (89,015)
  Contingent deferred sales charges (note 2) ......        (4,816)          (937)        (2,681)        (2,636)
  Adjustments to maintain reserves ................          (140)            27             25             12
                                                      -----------    -----------    -----------    -----------
       Net equity transactions ....................       (99,717)      (242,192)      (269,595)       (18,396)
                                                      -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (310,392)       (37,401)      (290,554)        77,868
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     3,679,935      2,911,568      2,308,041      2,157,120
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 3,369,543      2,874,167      2,017,487      2,234,988
                                                      ===========    ===========    ===========    ===========





                                                                  Fid VIPCon                  FidVIPGrOp
                                                        --------------------------    --------------------------
                                                            2000           1999           2000           1999
                                                        -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................          12,644         10,312         41,986         32,669
  Mortality, expense and administration
     charges (note 2) .............................         (26,867)       (17,259)       (22,467)       (24,378)
                                                        -----------    -----------    -----------    -----------
     Net investment activity ......................         (14,223)        (6,947)        19,519          8,291
                                                        -----------    -----------    -----------    -----------
  Proceeds from mutual fund shares sold ...........         410,884         38,099        497,146         65,596
  Cost of mutual fund shares sold .................        (315,231)       (26,663)      (394,118)       (43,068)
                                                        -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........          95,653         11,436        103,028         22,528
  Change in unrealized gain (loss) on investments .        (619,821)       155,448       (497,270)       118,697
                                                        -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............        (524,168)       166,884       (394,242)       141,225
                                                        -----------    -----------    -----------    -----------
  Reinvested capital gains ........................         458,984         75,624        212,930         61,077
                                                        -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........         (79,407)       235,561       (161,793)       210,593
                                                        -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................          13,717         30,316         21,797         42,389
  Transfers between funds .........................         545,922        555,724       (291,421)       474,171
  Redemptions .....................................        (168,473)       (32,197)       (92,316)       (45,888)
  Contingent deferred sales charges (note 2) ......          (4,827)          (677)        (3,762)        (1,430)
  Adjustments to maintain reserves ................              71             20             50             35
                                                        -----------    -----------    -----------    -----------
       Net equity transactions ....................         386,410        553,186       (365,652)       469,277
                                                        -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............         307,003        788,747       (527,445)       679,870
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       3,595,045      2,100,842      3,667,300      3,200,948
                                                        -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............       3,902,048      2,889,589      3,139,855      3,880,818
                                                        ===========    ===========    ===========    ===========

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)


                                                              NSATGvtBd                     NSATMyMkt
                                                         2000           1999           2000           1999
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................   $    35,729         34,398        208,302        137,290
  Mortality, expense and administration
     charges (note 2) .............................        (8,574)        (9,123)       (52,666)       (42,370)
                                                      -----------    -----------    -----------    -----------
     Net investment activity ......................        27,155         25,275        155,636         94,920
                                                      -----------    -----------    -----------    -----------
  Proceeds from mutual fund shares sold ...........       193,956         95,082      5,949,038      2,973,303
  Cost of mutual fund shares sold .................      (205,755)       (94,731)    (5,949,038)    (2,973,303)
                                                      -----------    -----------    -----------    -----------
     Realized gain (loss) on investments ..........       (11,799)           351           --             --
  Change in unrealized gain (loss) on investments .        23,808        (63,451)          --             --
                                                      -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...............        12,009        (63,100)          --             --
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ........................          --             --             --             --
                                                      -----------    -----------    -----------    -----------
        Net increase (decrease) in contract owners'
          equity resulting from operations ........        39,164        (37,825)       155,636         94,920
                                                      -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..............................         3,072         18,134      1,731,852      2,506,455
  Transfers between funds .........................       (98,643)        (4,049)    (1,097,830)       352,951
  Redemptions .....................................       (85,816)       (72,742)    (1,319,646)    (1,310,633)
  Contingent deferred sales charges (note 2) ......        (3,686)        (1,866)       (48,475)       (18,949)
  Adjustments to maintain reserves ................            22              1            (59)           149
                                                      -----------    -----------    -----------    -----------
       Net equity transactions ....................      (185,051)       (60,522)      (734,158)     1,529,973
                                                      -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .............      (145,887)       (98,347)      (578,522)     1,624,893
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     1,263,476      1,372,008      8,012,261      5,322,117
                                                      -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   $ 1,117,589      1,273,661      7,433,739      6,947,010
                                                      ===========    ===========    ===========    ===========


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

         On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

         On February 1, 1999, the Company (Depositor) transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Funds of the Evergreen Variable Trust (Evergreen);
                Evergreen - VA Equity Index Fund (EvEIx) (this fund became available on 10/01/99)
                Evergreen - VA Foundation Fund (EvFound)
                Evergreen - VA Fund (EvFund)
                Evergreen - VA Global Leaders Fund (EvGloLead)
                Evergreen - VA Growth and Income Fund (EvGrInc)
                Evergreen - VA International Growth Fund (EvIntGr) Evergreen - VA Masters Fund (EvMasters) (this fund became available on 2/01/99)
                Evergreen - VA Omega Fund (EvOmega) (formerly Evergreen
                - VA Aggressive Growth Fund)
                Evergreen - VA Small Cap Value Fund (EvSmCapV)
                Evergreen - VA Strategic Income Fund (EvStratInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY                                 Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220    U.S. Postage
                                                                    P A I D
                                                                Columbus, Ohio
                                                                Permit No. 521







Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company